Cover	Sep. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-36532
Entity Registrant Name	SPHERE 3D CORP.
Entity Central Index Key	0001591956
Entity Tax Identification Number	98-1220792
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	243 Tresser Blvd
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06901
City Area Code	647
Local Phone Number	952 5049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares
Title of 12(b) Security	Common Shares
Trading Symbol	ANY
Security Exchange Name	NASDAQ
Common Shares Purchase Rights
Title of 12(b) Security	Common Shares Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ